INVESTMENTS IN REHABILITATION OBLIGATION FUNDS - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Changes in methods and assumptions used in preparing sensitivity analysis	A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Estimated financial effect of contingent liabilities	R 427.3	R 427.3